PROPERTY AND EQUIPMENT, NET - Depreciation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 1,164,725	$ 182,771	¥ 908,387	¥ 696,528
Cost of Revenues
PROPERTY AND EQUIPMENT, NET
Depreciation expense	1,107,655	173,815	850,746	644,108
Selling and Marketing Expense [Member]
PROPERTY AND EQUIPMENT, NET
Depreciation expense	963	151	2,399	2,107
General and Administrative Expense [Member]
PROPERTY AND EQUIPMENT, NET
Depreciation expense	23,186	3,639	29,711	30,110
Research and Development Expense [Member]
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 32,921	$ 5,166	¥ 25,531	¥ 20,203